Subordinated Notes And Debentures - Summary of Subordinated Notes and Debentures (Detail) - CAD ($) $ in Millions		12 Months Ended
	Apr. 22, 2020	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about borrowings [line items]
Subordinated notes and debentures		$ 11,477	$ 10,725
9.15% subordinated notes due May 26, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		May 26, 2025
Interest rate (%)		9.15%
Subordinated notes and debentures		$ 200	198
2.692% subordinated debentures due June 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		June 24, 2025
Interest rate (%)		2.692%
Reset spread (%)		1.21%
Earliest par redemption date		Jun. 24, 2020
Subordinated notes and debentures			1,496
2.982% subordinated debentures due September 30, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		September 30, 2025
Interest rate (%)		2.982%
Reset spread (%)		1.83%
Earliest par redemption date		Sep. 30, 2020
Subordinated notes and debentures			996
3.589% Subordinated Debentures due September 14, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		September 14, 2028
Interest rate (%)		3.589%
Reset spread (%)		1.06%
Earliest par redemption date		Sep. 14, 2023
Subordinated notes and debentures		$ 1,743	1,738
3.224% subordinated debentures due July 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		July 25, 2029
Interest rate (%)		3.224%
Reset spread (%)		1.25%
Earliest par redemption date		Jul. 25, 2024
Subordinated notes and debentures		$ 1,561	1,509
3.105% Subordinated Debentures due April 22, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		April 22, 2030
Interest rate (%)	3.105%	3.105%
Reset spread (%)	2.16%	2.16%
Earliest par redemption date	Apr. 22, 2025	Apr. 22, 2025
Subordinated notes and debentures	$ 3,000	$ 2,974
4.859% subordinated debentures due March 4, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		March 4, 2031
Interest rate (%)		4.859%
Reset spread (%)		3.49%
Earliest par redemption date		Mar. 04, 2026
Subordinated notes and debentures		$ 1,279	1,206
3.625% subordinated debentures due September 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		September 15, 2031
Interest rate (%)		3.625%
Reset spread (%)		2.205%
Earliest par redemption date		Sep. 15, 2026
Subordinated notes and debentures		$ 1,881	1,842
3.06% Subordinated Debentures due January 26, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		January 26, 2032
Interest rate (%)		3.06%
Reset spread (%)		1.33%
Earliest par redemption date		Jan. 26, 2027
Subordinated notes and debentures		$ 1,839	$ 1,740